LOSS PER SHARE - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (60,489)	$ (179,852)
Less: Net income (loss) attributable to non-controlling interests, net of tax	13,949	(4,330)
Net loss attributable to Cresco Labs Inc.	$ (74,438)	$ (175,522)
Denominator:
Weighted-average basic shares outstanding (in shares)	345,474,155	323,819,766
Diluted weighted-average shares outstanding (in shares)	345,474,155	323,819,766
Loss per Share:
Basic loss per share (in USD per share)	$ (0.22)	$ (0.54)
Diluted loss per share (in USD per share)	$ (0.22)	$ (0.54)